ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Mar. 31, 2023
ALLOWANCE FOR CREDIT LOSSES [Abstract]
ALLOWANCE FOR CREDIT LOSSES
7. ALLOWANCE FOR CREDIT LOSSES

The following table provides the activity in our allowance for credit losses for the years ended March 31, 2023, 2022, and 2021 (in thousands):

	Accounts Receivable	Notes Receivable	Lease Receivables	Total
Balance as of March 31, 2020	1,781	798	610	3,189
Provision for credit losses	367	503	566	1,436
Write-offs and other	(84)	(89)	(5)	(178)
Balance as of March 31, 2021	2,064	1,212	1,171	4,447
Provision for credit losses	482	(312)	(272)	(102)
Write-offs and other	(135)	(192)	(218)	(545)
Balance as of March 31, 2022	2,411	708	681	3,800
Provision for credit losses	273	93	300	666
Write-offs and other	(112)	-	-	(112)
Balance as of March 31, 2023	2,572	801	981	4,354

We evaluate our customers using an internally assigned credit quality rating “CQR”. The CQR categories of our financing receivables are:

•	High CQR: This rating includes accounts with excellent to good business credit, asset quality and capacity to meet financial obligations. Loss rates in this category are less than 1%.

•
Average CQR: This rating includes accounts with average credit risk that are more susceptible to loss in the event of adverse business or economic conditions. Loss rates in this category are in the range of 1% to 8%.

•
Low CQR: This rating includes accounts that have marginal credit risk such that the customer’s ability to make repayment is impaired or may likely become impaired. The loss rates in this category in the normal course are greater than 8% and up to 100%.

The following table provides the amortized cost basis of our financing receivables by CQR and by credit origination year as of March 31, 2023 (in thousands):

	Amortized cost basis by origination year ending March 31,
	2023	2022	2021	2020	2019	2018 and prior	Total	Transfers (2)	Net credit exposure

Notes receivable:
High CQR	$72,155	$11,378	$11,267	$370	$30	$-	$95,200	$(28,115)	$67,085
Average CQR	12,793	2,675	213	115	61	1	15,858	(1,432)	14,426
Total	$84,948	$14,053	$11,480	$485	$91	$1	$111,058	$(29,547)	$81,511

Lease receivables:
High CQR	$21,629	$3,842	$1,916	$565	$51	$9	$28,012	$(1,437)	$26,575
Average CQR	23,796	3,430	770	35	3	-	28,034	(1,594)	26,440
Total	$45,425	$7,272	$2,686	$600	$54	$9	$56,046	$(3,031)	$53,015

Total amortized cost (1)	$130,373	$21,325	$14,166	$1,085	$145	$10	$167,104	$(32,578)	$134,526

(1)	Unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable is excluded from amortized cost.
(2)	Transfers consist of receivables that have been transferred to third-party financial institutions on a non-recourse basis.

The following table provides the amortized cost basis of our financing receivables by CQR and by credit origination year as of March 31, 2022 (in thousands):

	Amortized cost basis by origination year ending March 31,
	2022	2021	2020	2019	2018	2017	Total	Transfers (2)	Net credit exposure

Notes receivable:
High CQR	$35,264	$28,005	$1,297	$345	$2	$4	$64,917	$(30,274)	$34,643
Average CQR	8,922	2,976	758	213	3	-	12,872	(4,763)	8,109
Total	$44,186	$30,981	$2,055	$558	$5	$4	$77,789	$(35,037)	$42,752

Lease receivables:
High CQR	$14,549	$5,002	$2,499	$902	$50	$11	$23,013	$(3,385)	$19,628
Average CQR	10,936	3,092	741	47	72	-	14,888	(347)	14,541
Total	$25,485	$8,094	$3,240	$949	$122	$11	$37,901	$(3,732)	$34,169

Total amortized cost (1)	$69,671	$39,075	$5,295	$1,507	$127	$15	$115,690	$(38,769)	$76,921

(1)	Unguaranteed residual values of $6,424 thousand that we retained after selling the related lease receivable is excluded from amortized cost.
(2)
Transfers consist of receivables that have been transferred to third-party financial institutions on a non-recourse basis and receivables that are in the process of being transferred to third-party financial institutions.

The following table provides an aging analysis of our financing receivables as of March 31, 2023 (in thousands):

	31-60 Days Past Due	61-90 Days Past Due	> 90 Days Past Due	Total Past Due	Current	Total Billed	Unbilled	Amortized Cost
Notes receivable	$1,020	$862	$473	$2,355	$7,703	$10,058	$101,000	$111,058
Lease receivables	1,068	463	864	2,395	5,413	7,808	48,238	56,046
Total	$2,088	$1,325	$1,337	$4,750	$13,116	$17,866	$149,238	$167,104

The following table provides an aging analysis of our financing receivables as of March 31, 2022 (in thousands):

	31-60 Days Past Due	61-90 Days Past Due	> 90 Days Past Due	Total Past Due	Current	Total Billed	Unbilled	Amortized Cost
Notes receivable	$187	$37	$23	$247	$5,307	$5,554	$72,235	$77,789
Lease receivables	115	325	430	870	639	1,509	36,392	37,901
Total	$302	$362	$453	$1,117	$5,946	$7,063	$108,627	$115,690

Our financial assets on nonaccrual status were not significant as of March 31, 2023, and March 31, 2022.